Investment in subsidiaries with material non-controlling interests - Summarised balance sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Listing of companies in the Group
Current assets	$ 677,929	$ 878,709
Cash and cash equivalents	279,681	287,545
Non-current assets	2,642,491	1,641,753
Current liabilities	610,105	655,343
Borrowings	230,344	212,432
Non-current liabilities	772,821	278,959
BW LPG India Pte. Ltd.
Listing of companies in the Group
Current assets	63,581	27,935
Cash and cash equivalents	19,443	15,882
Non-current assets	278,287	347,933
Current liabilities	28,371	33,901
Borrowings	23,927	27,929
Non-current liabilities	76,443	112,473
Net assets	237,054	229,494
BW LPG Product Services Pte. Ltd.
Listing of companies in the Group
Current assets	417,096	431,420
Cash and cash equivalents	175,882	77,980
Non-current assets	92,115	75,727
Current liabilities	328,769	402,789
Borrowings	137,425	138,380
Non-current liabilities	50,748	40,815
Net assets	$ 129,694	$ 63,543